[GRAPHICS OMITTED]

WARBURG PINCUS FUNDS

CREDIT SUISSE ASSET MANAGEMENT

                                     ANNUAL
                                     REPORT
                                 AUGUST 31, 2000

                                 WARBURG PINCUS
                                 HIGH YIELD FUND

                                    (BULLET)

                                 WARBURG PINCUS
                               MUNICIPAL BOND FUND

More complete information about the Funds, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.

   FROM TIME TO TIME, THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

   RETURNS ARE HISTORICAL AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

   HIGH YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK" BONDS. SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES.

   THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF AUGUST 31, 2000; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

   FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDICINSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

WARBURG PINCUS HIGH YIELD FUND
PORTFOLIO MANAGERS' LETTER -- AUGUST 31, 2000
--------------------------------------------------------------------------------

                                                              September 19, 2000
Dear Shareholders:

   We are writing to report on the results of the Warburg Pincus High Yield Fund (the "Fund") for the fiscal year ended August 31, 2000.

   At August 31, 2000, the net asset value ("NAV") of the Fund's Common shares was $14.18, compared to an NAV of $15.38 on August 31, 1999. Assuming distributions and the reinvestment of dividends totaling $1.44 per share, the Common shares' total return was 1.6%. By comparison, the Credit Suisse First Boston Domestic+ High Yield Index1 (the "Index") returned 0.8% during the same period.

   The Fund outperformed the Index during a period that proved to be very challenging for high yield securities. Although the fiscal year began well, the overall investment climate for high yield deteriorated at the beginning of 2000 and remained poor through May. This was initially due to the U.S. Treasury Department's announced buy-back of a small portion of its higher-cost debt. A combination of additional factors, including fears surrounding the Federal Reserve's aggressiveness in slowing the U.S. economy, extreme volatility in global equity markets and resulting flights to quality, contributed to a punishing climate for higher-risk securities.

   Selling became especially pronounced among low-quality debt. A volatile NASDAQ heightened worries that corporations would enact measures detrimental to bondholders, while weakness in technology, media and telecommunications stocks weighed heavily on the high yield telecom sector. The environment for fixed income began to improve in June, however, when data reflected moderating economic growth. Interest rates started to stabilize, equities broadly recovered and lower-grade debt sectors rebounded.

   Our approach during the year contributed to our relative outperformance. We maintained our emphasis on issues with favorable industry and company fundamentals such as telecom, cable/media and gaming. Toward the latter half of the period, we began reducing risk by marginally paring positions with less certain prospects, raising cash and selectively adding to positions in energy and economically sensitive industries like paper.

WARBURG PINCUS HIGH YIELD FUND
PORTFOLIO MANAGERS' LETTER -- AUGUST 31, 2000 (CONT'D)
--------------------------------------------------------------------------------

   Sector overweights (I.E., relative to the Index) that especially benefited the Fund's performance were media, energy and gaming. Underweights in poorly performing industries such as non-bank financial companies and defensive sectors like tobacco and consumer products, contributed positively to our relative results.

   Allocations  that  detracted  from  our  performance   included  a  continued
overweight in telecommunications and underweights in utilities and banks.

   As developments occur that we believe would be of interest to you, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.


Sincerely yours,


Credit Suisse Asset Management High Yield Management Team


Richard J. Lindquist, CFA, Managing Director
Misia K. Dudley, Director
Mary Ann Thomas, CFA, Director
John M. Tobin, CFA, Director


HIGH YIELD BONDS ARE LOWER-QUALITY BONDS THAT ARE ALSO KNOWN AS "JUNK" BONDS. SUCH BONDS ENTAIL GREATER RISKS THAN THOSE FOUND IN HIGHER-RATED SECURITIES. INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

WARBURG PINCUS HIGH YIELD FUND
PORTFOLIO  MANAGERS' LETTER -- AUGUST 31, 2000  (CONT'D)
--------------------------------------------------------------------------------

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE WARBURG PINCUS HIGH YIELD FUND COMMON SHARES AND THE CREDIT SUISSE FIRST BOSTON DOMESTIC+
 HIGH YIELD INDEX1 FROM INCEPTION (11/1/96) AND AT EACH QUARTER END. (UNAUDITED)

                               [GRAPHIC OMITTED]


           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 Warburg Pincus
                                 High Yield Fund             CSFB Domestic
                                  Common Shares          High Yield Index 1,2
11/1/96                              $10,000                   $10,000
11/30/96                              10,105                    10,156
2/28/97                               10,528                    10,626
5/31/97                               10,632                    10,813
8/31/97                               11,149                    11,253
11/30/97                              11,508                    11,556
2/28/98                               12,098                    11,952
5/31/98                               12,317                    12,138
8/31/98                               11,737                    11,417
11/30/98                              11,507                    11,756
2/28/99                               11,637                    11,833
5/31/99                               11,919                    12,022
8/31/99                               11,782                    11,902
11/30/99                              11,763                    11,856
2/29/00                               12,516                    11,966
5/31/00                               11,934                    11,582
8/31/00                               11,968                    11,992

           Average Annual Total Returns for the periods ended 8/31/00
                          (Common Shares) (Unaudited)

                                                  SINCE INCEPTION
         1 YEAR              3 YEARS                 (11/1/96)
          1.58%               2.39%                    4.80%

Note: Past performance is not predictive of future performance. Investment return and principle value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

1 The Credit Suisse First Boston Domestic+ High Yield Index is an unmanaged index (with no defined investment objective) of domestic high yield bonds and is compiled by Credit Suisse First Boston, an affiliate of the Fund's adviser.

2 Includes returns for Credit Suisse First Boston Global High Yield Index for all periods before 1/1/99 and returns for Credit Suisse First Boston Domestic+ High Yield Index for all periods after 1/1/99.

WARBURG PINCUS MUNICIPAL BOND FUND
PORTFOLIO MANAGERS' LETTER-- AUGUST 31, 2000
--------------------------------------------------------------------------------

                                                              September 20, 2000

Dear Shareholders:

   We are writing to report on the results of the Warburg Pincus Municipal Bond Fund (the "Fund") for the fiscal year ended August 31, 2000.

   At August 31, 2000, the net asset value ("NAV") of the Fund's Common shares was $14.47, compared to an NAV of $14.29 on August 31, 1999. Assuming the reinvestment of dividends and distributions totaling $0.70 per share, the Common shares' total return was 6.4%. By comparison, the Lehman Brothers Municipal Bond Index1 returned 7.2% in the same period.

   Despite a good start, the Fund underperformed the Index by fiscal year-end. Initially, overall market conditions were reasonably stable; however, the investment climate for fixed income securities deteriorated as 2000 unfolded and remained poor through May. This was initially due to the U.S. Treasury Department's announced buy-back of a small portion of its higher-cost debt.

   A combination of additional factors, including fears that the Federal Reserve would intensify interest-rate hikes, extreme volatility in global equity markets and resulting flights to quality, contributed to a punishing climate for non-Treasury debt. Municipal bonds fared better for sector-specific reasons.

   During this challenging period, we positioned the Fund more defensively. We marginally upgraded quality while maintaining targeted risk levels. Relative to the benchmark, we continued to overweight non-callable and pre-refunded issues, as well as bonds from the high-tax states of New York and California, and underweighted insured bonds. This strategy helped buffer the portfolio's asset value against volatile conditions.

   The broader environment began to improve in June, when data reflected moderating economic growth and inflationary pressures. Interest rates started to stabilize, equities broadly recovered and debt markets rebounded.

   Circumstances unique to the tax-exempt market further contributed to its strong upturn. New supply had continued to drop sharply throughout the year as interest rates rose, curtailing the issuance of refunding bonds. Ratings upgrades allowed municipalities to reduce their interest burden. Meanwhile, specialty bonds (I.E., issues from high-tax states) continued to outperform.

   On the negative side, pre-refunded returns were generally in line with those of shorter-maturity municipals, which underperformed the Index.

WARBURG PINCUS MUNICIPAL BOND FUND
PORTFOLIO MANAGERS' LETTER -- AUGUST 31, 2000 (CONT'D)
--------------------------------------------------------------------------------

   Against this backdrop, the Fund's sector allocation prompted its lower relative results. Although we eliminated taxable bond holdings in response to rising credit concerns (or security-specific risk) in the corporate bond market, the Fund's exposure to corporates for the period detracted. An overweight in pre-refunded issues, as well as underweights in insured and zero-coupon bonds, also marginally restrained results. Hence, efforts to more conservatively position and diversify the portfolio impeded the Fund's performance somewhat versus the Index.

   As developments occur in the fixed income markets or at Credit Suisse Asset Management that we believe would be of interest to you, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.


Sincerely yours,


Credit Suisse Asset Management Fixed Income Management Team


Jo Ann Corkran, Managing Director
Gregg M. Diliberto, Managing Director
Mark K. Silverstein, Managing Director
Jose A. Rodriguez, Director


A PORTION OF INCOME MAY BE SUBJECT TO STATE AND CITY TAXES OR FEDERAL ALTERNATIVE MINIMUM TAX.

WARBURG PINCUS MUNICIPAL BOND FUND
PORTFOLIO  MANAGERS' LETTER -- AUGUST 31, 2000  (CONT'D)
--------------------------------------------------------------------------------

    COMPARISON OF CHANGE INVALUE OF $10,000 INVESTMENT IN THE WARBURG PINCUS
            MUNICIPAL BOND FUND COMMON SHARES AND THE LEHMAN BROTHERS
                 MUNICIPAL BOND INDEX1 FROM INCEPTION (10/30/98)
                      AND AT EACH QUARTER END. (UNAUDITED)

                               [GRAPHIC OMITTED]


           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                          Warburg Pincus
                          Municipal Bond                   Lehman Brothers
                           Common Shares               Municipal Bond Index
10/30/98                     $10,000                         $10,000
11/30/98                      10,076                          10,030
2/28/99                       10,123                          10,123
5/31/99                       10,145                          10,047
8/31/99                        9,915                           9,890
11/30/99                       9,904                           9,961
2/29/00                        9,908                           9,947
5/31/00                        9,975                          10,080
8/31/00                       10,552                          10,657


           Average Annual Total Returns for the periods ended 8/31/00
                          (Common Shares) (Unaudited)

                                                  SINCE INCEPTION
         1 YEAR              3 YEARS                 (10/30/98)
          6.42%               2.39%                    2.96%


Note:Past performance is not predictive of future performance. Investment return and principle value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost.

1 The  Lehman  Brothers  Municipal  Bond  Index  is a broad  market  performance benchmark for the tax-exempt bond market. It is computed weekly and monthly from prices supplied by Muller Data Corporation on approximately 3700 fixed-rate investment grade municipal bonds with maturities of 22+ years. The Index is composed of state, local, revenue, prerefunded, and insured debt, as well as certificates of participation and bonds subject to the alternative minimum tax, with a minimum $50 million issuance size and at least $5 million par value outstanding that were issued on or after 1/1/91. Taxable, floating-rate and derivative instruments are excluded.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (89.5%)
AEROSPACE & DEFENSE EQUIPMENT (0.2%)
    K&F Industries, Inc.,
      Senior Subordinate Notes
      9.250% 10/15/07                         $  250        $    241,875
    Sequa Corp.,
      Senior Notes
      9.000% 08/01/09                             15              15,037
                                                            ------------
                                                                 256,912
                                                            ------------
AUTOMOTIVE (2.6%)
    Aetna Industries, Inc.,
      Senior Notes
      11.875% 10/01/06                           500             402,500
    Breed Technologies, Inc.,
      Senior Subordinate Notes
      9.250% 04/15/08++                          500               5,625
    Cambridge Industries, Inc.,
      Guaranteed Senior Subordinate
      Notes, Series B
      10.250% 07/15/07++                         400             119,000
    Collins & Aikman Products Corp. ..
      Guaranteed Senior Subordinate
      Notes
      11.500% 04/15/06                           350             345,625
    Delco Remy International, Inc.,
      Guaranteed Senior Subordinate
      Notes
      10.625% 08/01/06                           280             279,650
    Hayes Lemmerz International, Inc.,
      Senior Subordinate Notes
      8.250% 12/15/08                            190             166,725
    Hayes Wheels International, Inc.,
      Senior Subordinate Notes,
      Series B
      9.125% 07/15/07                            350             323,750
    LDM Technologies, Inc.,
      Senior Subordinate Notes,
      Series B
      10.750% 01/05/07                           400             306,000
    Oxford Automotive, Inc.,
      Senior Subordinate Notes
      10.125% 06/15/07                           500             457,500

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
AUTOMOTIVE (cont'd)
    Safelite Glass Corp.,
      Senior Subordinate Notes
      9.875% 12/15/06++                       $1,350        $     16,875
    Titan Wheel International, Inc.,
      Senior Subordinate Notes
      8.750% 04/01/07                            250             163,750
    Transportation Manufacturing
      Operations,
      Senior Subordinate Notes
      11.250% 05/01/09                           250             196,250
    United Rentals, Inc.,
      Senior Subordinate Notes
      9.250% 01/15/09                            250             233,750
                                                            ------------
                                                               3,017,000
                                                            ------------
BROADCASTING (3.6%)
    Allbritton Communications Co.,
      Senior Subordinate Notes,
      Series B
      9.750% 11/30/07                            250             242,500
      8.875% 02/01/08                            250             234,375
    American Radio Systems Corp.
      Guaranteed Senior Subordinate
      Notes
      9.000% 02/01/06                            250             255,625
    Australis Holdings Party Limited,
      Yankee Senior Secured
      Discount Notes
      15.000% 11/01/02+/++                       294                  29
    Australis Media Limited,
      Yankee Guaranteed Senior
      Subordinate Discount Notes
      15.750% 05/15/03+/++                        15                   1
      15.750% 05/15/03++                         900                  81
    Big City Radio, Inc.,
      Senior Bonds
      11.250% 03/15/05+                          500             297,500
    Capstar Broadcasting, Inc.,
      Senior Subordinate Discount
      Notes
      12.750% 02/01/09+                          500             467,500

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
BROADCASTING (cont'd)
    Chancellor Media Corp.,
      Senior Subordinate Notes
      8.000% 11/01/08                         $  310        $    315,037
    Citadel Broadcasting Co.,
      Senior Subordinate Notes
      9.250% 11/15/08                            500             505,000
    Emmis Communications Corp.,
      Senior Subordinate Notes,
      Series B
      8.125% 03/15/09                            250             236,875
    Granite Broadcasting Corp.,
      Senior Subordinate Notes  9.375% 12/01     450             373,500
      Senior Subordinate Notes
      8.875% 05/15/08                            265             200,075
    HMV Media Group plc,
      Senior Subordinated Yankee
      Notes, Series B
      10.250% 05/15/08                           250             165,312
    Sinclair Broadcast Group
      Senior Subordinate Notes
      10.000% 09/30/05                           400             395,000
    United International Holdings,
      Senior Discount Notes
      10.750% 02/15/08+                          750             528,750
                                                            ------------
                                                               4,217,160
                                                            ------------
BUSINESS SERVICES (0.7%)
    Iron Mountain, Inc.,
      Senior Notes
      8.750% 09/30/09                            350             332,500
    Sovereign Bancorp, Inc.,
      Senior Notes
      10.500% 11/15/06                           500             508,750
                                                            ------------
                                                                 841,250
                                                            ------------
CABLE (12.7%)
    Adelphia Communications Corp.,
      Senior Notes, Series B
      9.250% 10/01/02                             15              15,000
      10.500% 07/15/04                           400             401,000

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
CABLE (cont'd)
    Century Communications,
      Senior Discount Notes,
      Series B
      0.000% 01/15/08                         $  500        $    209,375
    Charter Communications Holdings
      10.250% 01/15/10                           350             351,750
    Charter Communications Holdings
      L.L.C., Senior Notes
      8.625% 04/01/09                            260             238,550
      9.920% 04/01/11+                           540             325,350
    Classic Cable
      Unsecured Senior Subordinate
      Notes
      10.500% 03/01/10                           500             420,000
    Coaxial Communications, Inc.,
      Company Guaranteed Notes
      10.000% 08/15/06                           300             297,000
    Coaxial L.L.C.,
      Company Guaranteed
      12.875% 08/15/08+                          400             272,000
    Comcast U.K. Cable Partners
      Limited,
      Yankee Senior Debentures
      11.200% 11/15/07+                          750             718,125
    CSC Holdings, Inc.,
      Senior Notes
      7.875% 12/15/07                             85              83,783
      7.250% 07/15/08                             35              33,004
    CSC Holdings,
      Senior Debentures
      9.875% 02/15/13                            500             511,250
    Diamond Cable Communications
      plc
      Senior Discount Notes
        11.750% 12/15/05+                        500             477,500
      Yankee Senior Discount Notes
        10.750% 02/15/07+                         40              31,000
    DIVA Systems Corp.,
      Senior Discount Notes Class B
      12.625% 03/01/08+                        2,527           1,061,340

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
CABLE (cont'd)
    Echostar DBS Corp.,
      Senior Notes
      9.250% 02/01/06                         $   30        $     29,850
      9.375% 02/01/09                            500             498,125
    Frontiervision Holdings L.P.,
      Senior Discount Notes
      11.875% 09/15/07+                          500             441,250
    Galaxy Telecom L.P.,
      Senior Subordinate Notes
      12.375% 10/01/05                           500             422,500
    Golden Sky Systems, Inc.,
      Senior Discount Notes
      13.500% 03/01/07+                          750             536,250
    Insight Midwest
      Senior Notes
      9.750% 10/01/09                            500             505,000
    Intermedia Communications, Inc.,
      Senior Discount Notes
      11.250% 07/15/07+                        1,000             685,000
    Intermedia Communications, Inc.,
      Senior Notes, Series B
      8.500% 01/15/08                             30              24,900
    International CableTel, Inc.,
      Senior Deferred Coupon Notes,
      Series A
      12.750% 04/15/05+                          750             772,500
    International Cabletel, Inc.,
      Senior Notes
      11.500% 02/01/06+                          415             392,694
    James Cable Partners L.P.,
      Senior Notes, Series B
      10.750% 08/15/04                           410             358,750
    Jones Intercable, Inc.,
      Senior Notes
      7.625% 04/15/08                            500             498,750
    Lenfest Communications, Inc.,
      Senior Notes
      8.375% 11/01/05                            300             311,625
    Mediacom L.L.C. Capital,
      Senior Notes
      7.875% 02/15/11                            600             528,000

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
CABLE (cont'd)
    Northland Cable Television,
      Senior Subordinate Notes
      10.250% 11/15/07                        $  250        $    198,750
    NTL, Inc.,
      Senior Notes
      10.000% 02/15/07                           250             243,750
    Pegasus Communications Corp.,
      Senior Notes, Series B
      9.750% 12/01/06                            250             250,000
    Rogers Communications, Inc.,
      Yankee Senior Notes
      9.125% 01/15/06                            550             554,125
    Salem Communications Corp.,
      Company Guaranteed,
      Series B
      9.500% 10/01/07                            500             493,125
    Telewest Communications Group
      plc Yankee Senior Discount
      Debentures
      11.000% 10/01/07+                          700             672,000
    Telewest Communications plc
      9.250% 04/15/09+                           500             285,000
    Telewest Communications plc
      Debentures
      9.625% 10/01/06                            250             238,750
    United Pan - Europe Comm
      Industries,
      Senior Notes
      10.875% 11/01/07                           350             306,250
                                                            ------------
                                                              14,692,971
                                                            ------------
CAPITAL GOODS - TECHNOLOGY (0.2%)
    It Group, Inc.,
      Senior Subordinate Notes
      11.250% 04/01/09                           250             221,250
                                                            ------------
CELLULAR/WIRELESS COMMUNICATIONS (1.2%)
    Centennial Cellular Corp.,
      Senior Subordinate Notes
      10.750% 12/15/08                           400             394,000

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
CELLULAR/WIRELESS COMMUNICATIONS (cont'd)
    Microcell Telecommunications, Inc.
      Yankee Senior Discount Notes, Series B
      14.000% 06/01/06+                       $  500        $    480,000
    Sprint Spectrum L.P./Sprint
      Spectrum Finance Corp.,
      Senior Notes
      11.000% 08/15/06                           500             537,500
                                                            ------------
                                                               1,411,500
                                                            ------------
CHEMICALS (1.8%)
    ClimaChem, Inc., Notes,
      Series B
      10.750% 12/01/07                           250              63,750
    Four M Corp.,
      Guaranteed Senior Secured
      Notes, Series B
      12.000% 06/01/06                           250             243,750
    Huntsman Corp.,
      Rule 144A, Senior Subordinate
      Notes
      9.500% 07/01/07                            250             220,000
    Laroche Industries, Inc.,
      Senior Subordinate Notes
      9.500% 09/15/07++                          500              47,500
    Lyondell Chemical, Inc.,
      Senior Secured Notes, Series A
      9.625% 05/01/07                             20              20,375
      Senior Secured Notes, Series B
      9.875% 05/01/07                            520             529,750
    Philipp Brothers Chemicals, Inc.,
      Company Guaranteed Senior
      Notes
      9.875% 06/01/08                            350             262,500
    Pioneer Americas Acquistics Corp.,
      Guaranteed Senior Secured
      Notes, Series B
      9.250% 06/15/07                            250             137,500
    Radnor Holdings Corp.,
      Senior Notes, Series B
      10.000% 12/01/03                           250             231,250

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
CHEMICALS (cont'd)
    Sterling Chemical Holdings, Inc.,
      Senior Secured Discount Notes
      13.500% 08/15/08+                       $  700        $    297,500
                                                            ------------
                                                               2,053,875
                                                            ------------
COMPUTERS, SOFTWARE & SERVICES (0.7%)
    PSINET, Inc.,
      Senior Notes
      11.500% 11/01/08                           250             220,625
    Verio, Inc.,
      Units
      13.500% 06/15/04                           350             413,000
      Senior Notes
      10.375% 04/01/05                           200             220,000
                                                            ------------
                                                                 853,625
                                                            ------------
CONSTRUCTION & BUILDING MATERIALS (1.0%)
    Collins & Aikman Floorcoverings,
      Inc., Senior Subordinate Notes,
      Series B
      10.000% 01/15/07                           350             345,625
    Koppers Industry, Inc.,
      Senior Subordinate Notes
      9.875% 12/01/07                            250             236,250
    Omega Cabinets,
      Limited Senior Subordinate
      Notes
      10.500% 06/15/07                           400             370,000
    Waxman Industries, Inc.,
      Senior Notes, Series B
      12.750% 06/01/04+/++                       600             153,000
                                                            ------------
                                                               1,104,875
                                                            ------------
CONSUMER PRODUCTS & SERVICES (2.4%)
    Coinstar, Inc.,
      Senior Discount Notes
      13.000% 10/01/06                           525             535,500
    Drypers Corp.,
      Senior Notes, Series B
      10.250% 06/15/07                           400              56,000

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
CONSUMER PRODUCTS & SERVICES (cont'd)
    Holmes Products Corp.,
      Senior Subordinate Notes,
      Series D
      9.875% 11/15/07                         $  500        $    297,500
    Hosiery Corp. of America, Inc.,
      Senior Subordinate Notes
      13.750% 08/01/02                           400             362,000
    Jackson Products, Inc.,
      Notes
      9.500% 04/15/05                            450             421,312
    Packaged Ice, Inc.,
      Guaranteed Senior Notes
      9.750% 02/01/05                            400             354,000
    Scotts Company,
      Rule 144A, Senior Subordinate
      Notes
      8.625% 01/15/09                            500             492,500
    Werner Holdings Co., Inc.,
      Guaranteed Senior Subordinate
      Notes, Series A
      10.000% 11/15/07                           250             243,750
    Worldtex, Inc.,
      Senior Notes
      9.625% 12/15/07                            250              71,250
                                                            ------------
                                                               2,833,812
                                                            ------------
ELECTRIC UTILITIES (0.2%)
    Integrated Electric Services, Inc.
      Senior Subordinate Notes
      9.375% 02/01/09                            250             221,875
                                                            ------------
ELECTRONIC COMP. & INSTRUMENTS (0.7%)
    Aavid Thermal Technologies, Inc.
      12.750% 02/01/07                           250             238,750
    Flextronics Intl. Ltd.,
      Rule 144A, Senior Subordinate
      Notes
      9.875% 07/01/10                            500             520,000
                                                            ------------
                                                                 758,750
                                                            ------------
ELECTRONICS (0.8%)
    Ampex Corp.,
      Senior Notes
      12.000% 03/15/03                           250             188,750

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
ELECTRONICS (cont'd)
    Elgar Holdings, Inc.,
      Guaranteed Senior Notes
      9.875% 02/01/08                         $  500        $    263,125
    Interact Operating Company
      Rule 144A Notes
      14.000% 08/01/03                           401              93,667
    Orbital Imaging Corp.,
      Units
      11.625% 03/01/05                           500             187,500
    Rogers Communications, Inc.,
      Senior Notes
      8.875% 07/15/07                            250             251,250
                                                            ------------
                                                                 984,292
                                                            ------------
ENERGY (5.3%)
    Abraxas Petroleum Corp.
      11.500% 11/01/04                           350             308,000
    Bellwether Exploration, Company
      Guaranteed Notes
      10.875% 04/01/07                           250             240,937
    Calpine Corp.,
      Senior Notes
      7.750% 04/15/09                            350             331,625
    Cliffs Drilling Company
      Guaranteed Senior Notes,
      Series D
      10.250% 05/15/03                           350             364,000
    CMS Energy Corp.,
      Senior Notes
      7.500% 01/15/09                            500             452,074
    Crown Central Petroleum
      Senior Notes
      10.875% 02/01/05                            20              17,700
    Eagle Geophysical, Inc.
      Senior Notes
      10.750% 07/15/08++                         500              46,250
    Frontier Oil Corp.,
      Senior Notes
      11.750% 11/15/09                           500             517,500
    HS Resources, Inc.,
      Senior Subordinate Notes
      9.250% 11/15/06                            400             406,000

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
ENERGY (cont'd)
    Magnum Hunter Resources, Inc.,
      Company Guaranteed Notes
      10.000% 06/01/07                        $  500        $    490,000
    Nuevo Energy Company
      Unsecured Senior Subordinate
      Notes, Series B
      9.500% 06/01/08                            500             505,000
    Ocean Energy, Inc.,
      Senior Notes
      7.875% 08/01/03                             30              30,000
    Plains Resources, Inc.,
      Rule 144A, Senior Subordinate
      Notes
      10.250% 03/15/06                           250             258,750
      Guaranteed Senior Subordinate
      Notes, Series B
      10.250% 03/15/06                           250             258,750
    Pogo Producing Company
      Senior Subordinate Notes,
      Class B
      8.750% 05/15/07                            500             485,000
    Pride Petroleum Services, Inc.,
      Senior Notes
      9.375% 05/01/07                            300             307,500
    Southwest Royalties, Inc.,
      Guaranteed Senior Notes,
      Series B
      10.500% 10/15/04                           300             220,500
    The AEI Corporation,
      Rule 144A, Senior Notes
      11.500% 12/15/06                           400              29,000
      Senior Notes
      9.500% 06/01/09                            250             255,312
    Universal Compression, Inc.,
      Senior Discount Notes
      9.875% 02/15/08+                           500             377,500
    Wiser Oil Company
      Guaranteed Senior Subordinate
      Notes
      9.500% 05/15/07                            250             191,250
                                                            ------------
                                                               6,092,648
                                                            ------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
ENERGY SOURCES (0.5%)
    Key Energy Services, Inc.,
      Units
      14.000% 01/15/09                        $  500        $    562,500
                                                            ------------
ENTERTAINMENT (2.3%)
    Ackerley Group, Inc.,
      Senior Subordinate Notes
      9.000% 01/15/09                            250             237,500
    AMC Entertainment, Inc.,
      Senior Subordinate Notes
      9.500% 03/15/09                            250              90,000
    American Skiing Company
      Senior Subordinate Notes,
      Series B
      12.000% 07/15/06                           400             330,000
    AMF Bowling Worldwide, Inc.,
      Guaranteed Senior Discount
      Notes
      10.875% 03/15/06                           350              63,000
      Series B
      12.25% 03/15/06+                           459              64,260
    Booth Creek Ski Holdings, Inc.,
      Guaranteed Senior Notes,
      Series B
      12.500% 03/15/07                           400             303,000
    Florida Panthers Holdings, Inc.,
      Senior Subordinate Notes
      9.875% 04/15/09                            250             241,250
    Imax Corp.,
      Senior Notes
      7.875% 12/01/05                            500             481,250
    KSL Recreation Group, Inc.,
      Senior Subordinate Notes
      10.250% 05/01/07                           250             243,750
    Premier Parks Inc.,
      Guaranteed Senior Notes
      9.750% 01/15/07                            250             238,750
      Senior Notes
      9.250% 04/01/06                            250             235,000
    Regal Cinemas, Inc.,
      Senior Subordinate Notes
      8.875% 12/15/10                            500              45,000

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BOND (CONT'D)
ENTERTAINMENT (cont'd)
    SFX Entertainment, Inc.,
      Senior Subordinated Notes,
      Series B, Company Guaranteed
      9.125% 02/01/08                         $   75        $     78,844
                                                            ------------
                                                               2,651,604
                                                            ------------
ENVIRONMENTAL SERVICES (0.1%)
    First Wave Marine
      Senior Notes
      11.000% 02/01/08                           150              88,875
                                                            ------------
FINANCIAL SERVICES (0.5%)
    Ameriserve Finance/Capital,
      Rule 144A, Secured
      12.000% 09/15/06++                         250              50,937
    Oglebay Norton Company,
      Senior Subordinate Notes
      10.000% 02/01/09                           250             237,500
    Polska Telefonica Cyfrowa
      International Finance II SA,
      Company Guaranteed
      11.250% 12/01/09                           250             255,000
                                                            ------------
                                                                 543,437
                                                            ------------
FOOD & BEVERAGE (4.2%)
    Agrilink Foods, Inc.,
      Senior Subordinate Notes
      11.875% 11/01/08                           250             193,750
    Archibald Candy Corp.,
      Guaranteed Senior Secured
      Notes
      10.250% 07/01/04                           320             180,000
    Aurora Foods, Inc.
      Cl-B
      9.875% 02/15/07                            600             471,000
    Carrols Corp.,
      Senior Subordinate Notes
      9.500% 12/01/08                            250             213,750
    Delta Beverage Group, Inc.,
      Senior Notes
      9.750% 12/15/03                            250             257,500
    Eagle Family Foods, Inc.,
      Senior Subordinate Notes
      8.750% 01/15/08                            350             187,250

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
FOOD & BEVERAGE (cont'd)
    Fleming Companies, Inc.,
      Senior Guaranteed Subordinate
      Notes, Series B
      10.500% 12/01/04                        $  150        $    135,750
    International Home Foods, Inc.,
      Guaranteed Senior Subordinate
      Notes
      10.375% 11/01/06                           250             268,125
    Luigino's, Inc.,
      Senior Subordinate Notes
      10.000% 02/01/06                           500             397,500
    Mrs. Fields Holding Company
      Units
      14.000% 12/01/05+                          200              91,000
    Mrs. Fields' Original Cookies Inc.
      Guaranteed Senior Notes,
      Series A
      10.125% 12/01/04                           400             350,000
    National Wine & Spirits Company
      Guaranteed
      10.125% 01/15/09                           380             370,500
    New World Pasta Company,
      Guaranteed Senior Subordinate
      Notes
      9.250% 02/15/09                            250             152,500
    Pantry, Inc.,
      Senior Subordinate Notes
      10.250% 10/15/07                           260             256,100
    Premier International Foods plc
      12.000% 09/01/09                           400             338,000
    Premium Standard Farm, Inc.,
      Senior Secured Notes
      11.000% 09/17/03                           501             450,775
    Sbarro, Inc.,
      Senior Notes
      11.000% 09/15/09                           265             277,587
    Stater Brothers Holdings,
      Senior Notes
      10.750% 08/15/06                           250             222,500
                                                            ------------
                                                               4,813,587
                                                            ------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
HEALTH (0.8%)
    Triad Hospital Holdings, Inc.,
      Senior Subordinate Notes
      11.000% 05/15/09                        $  500        $    525,000
    Unilab Finance Corp.,
      Senior Subordinate Notes
      12.750% 10/01/09                           400             434,000
                                                            ------------
                                                                 959,000
                                                            ------------
HEALTH CARE (1.5%)
    Beverly Enterprises, Inc.,
      Guaranteed Senior Notes
      9.000% 02/15/06                            400             362,000
    Fountain View, Inc.,
      Company Guaranteed
      11.250% 04/15/08++                         250              38,750
    InSight Health Services, Inc.,
      Company Guaranteed Senior
      Notes
      9.625% 06/15/08                            400             368,000
    Oxford Health Plans, Inc.,
      Senior Notes
      11.000% 05/15/05                           400             422,000
    Paracelsus Healthcare Corp.,
      Senior Subordinate Notes
      10.000% 08/15/06                           250              78,750
    Quest Diagnostic, Inc.,
      Senior Subordinate Notes
      10.750% 12/15/06                           250             265,000
    Tenet Healthcare Corp.,
      Senior Subordinate Notes
      8.625% 01/15/07                            250             247,500
                                                            ------------
                                                               1,782,000
                                                            ------------
INDUSTRIAL GOODS & MATERIALS (1.7%)
    Doman Industries, Limited
      Senior Notes
      8.750% 03/15/04                            500             403,750
    Equinix, Inc.
      Senior Notes
      13.000% 12/01/07                           450             362,250
    Golden Ocean Group Limited,
      Guaranteed Senior Notes
      10.000% 08/31/01++                         457              75,405

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
INDUSTRIAL GOODS & MATERIALS (cont'd)
    Jordan Industries, Inc.,
      Senior Notes
      10.375% 08/01/07                        $  250        $    235,000
    MMI Products, Inc.,
      Senior Subordinate Notes,
      Series B
      11.250% 04/15/07                           250             248,750
    Morris Materials Handling, Inc.,
      Senior Notes
      9.500% 04/01/08++                          250              15,625
    Motors & Gears, Inc.,
      Senior Notes, Series D
      10.750% 11/15/06                           550             537,625
    Thermadyne Holdings Corp.,
      Senior Discount Debentures
      12.500% 06/01/08+                          250              91,562
                                                            ------------
                                                               1,969,967
                                                            ------------
LEISURE & ENTERTAINMENT (0.8%)
    Aztar Corp.,
      Senior Subordinate Notes
      8.875% 05/15/07                            250             244,375
    Hollywood Park, Inc.,
      Senior Subordinate Notes
      9.250% 02/15/07                            500             513,750
    Pentacon, Inc.,
      Company Guaranteed, Series B
      12.250% 04/01/09                           250             141,250
                                                            ------------
                                                                 899,375
                                                            ------------
MANUFACTURING (0.1%)
    Holley Performance Products
      Unsecured Senior Subordinate
      Notes, Series B
      12.250% 09/15/07                           250             151,250
                                                            ------------
METALS & MINING (2.5%)
    AK Steel Corp.
      Company Guaranteed
      7.875% 02/15/09                             20              18,700
      Senior Notes
      9.125% 12/15/06                            250             251,875

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
METALS & MINING (cont'd)
    Algoma Steel, Inc.,
      1st Mortgage Yankee Notes
      12.375% 07/15/05                        $  250        $    207,500
    Bayou Steel Corp.
      Company Guaranteed
      9.500% 05/15/08                            250             208,750
    Golden Northwest Aluminum
      First Mortgage Notes
      12.000% 12/15/06                           400             410,000
    Gulf States Steel, Inc.,
      First Mortgage Notes
      13.500% 04/15/03++                         200              10,000
    Haynes International, Inc.,
      Senior Notes
      11.625% 09/01/04                           250             198,750
    Ivaco, Inc.,
      Yankee Senior Notes
      11.500% 09/15/05                           250             266,250
    Kaiser Aluminum and Chemical,
      Inc.,
      Senior Notes
      10.875% 10/15/06                           250             244,375
    Metallurg, Inc.,
      Senior Notes
      11.000% 12/01/07                           500             412,500
    National Steel Corp.,
      First Mortgage Notes
      (Metals LOC)
      9.875% 03/01/09                            150             128,250
    Weirton Steel Corporation
      Senior Notes
      11.375% 07/01/04                           350             328,125
    WHX Corp.,
      Senior Exchange Notes
      10.500% 04/15/05                           250             173,750
                                                            ------------
                                                               2,858,825
                                                            ------------
OFFICE EQUIPMENT & SUPPLIES (0.3%)
    Knoll, Inc.,
      Senior Subordinate Notes
      10.875% 03/15/06                           325             324,594
                                                            ------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
OIL & GAS EXPLORATION (0.4%)
    Canadian Forest Oil, Limited
      8.750% 09/15/07                         $  500        $    492,500
                                                            ------------
OIL SERVICES (0.2%)
    Parker Drilling Co.,
      Company Guaranteed Series D
      9.750% 11/15/06                            250             251,875
                                                            ------------
PACKAGING & CONTAINERS (0.6%)
    BPC Holding Corporation
      Senior Secured Notes, Series B
      12.500% 06/15/06                           454             374,733
    Crown Packaging Enterprises, Ltd.,
      Yankee Senior Secured
      Discount Notes
      14.000% 08/01/06+/++                       775              23,250
    Stone Container Finance Co.,
      Yankee Guaranteed Senior
      Notes
      11.500% 08/15/06                           250             258,125
                                                            ------------
                                                                 656,108
                                                            ------------
PAPER & FOREST PRODUCTS (3.0%)
    Ainsworth Lumber Company
      Limited Yankee Senior Secured
      Pay-In-Kind Notes
      12.500% 07/15/07                           600             574,500
    Bear Island Paper Company, L.L.C./
      Bear Island Finance Company II
      Senior Secured Notes, Series B
      10.000% 12/01/07                           200             181,000
    Crown Paper Company
      Senior Subordinate Notes
      11.000% 09/01/05++                         500             137,500
    Gaylord Container Corp.,
      Senior Notes
      9.375% 06/15/07                            350             278,250
    MAXXAM Group Holdings, Inc.,
      Senior Secured Notes, Series B
      12.000% 08/01/03                           400             371,000
    Norampac, Inc.,
      Senior Notes
      9.500% 02/01/08                            500             508,750

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
PAPER & FOREST PRODUCTS (cont'd)
    Printpack, Inc., Senior Subordinate
      Notes, Series B
      10.625% 08/15/06                        $  450        $    436,500
    Repap New Brunswick
      Senior Yankee Notes
      10.625% 04/15/05                           500             517,500
    Specialty Paperboard, Inc.,
      Senior Notes
      9.375% 10/15/06                            250             246,250
    Tembec Industries, Inc.,
      Senior Company Guaranteed
      8.625% 06/30/09                            250             250,000
                                                            ------------
                                                               3,501,250
                                                            ------------
PHARMACEUTICALS (0.4%)
    ICN Pharmaceutical, Inc.,
      Rule 144A, Senior Notes
      8.750% 11/15/08                            500             494,375
                                                            ------------
PUBLISHING & INFORMATION SERVICES (3.2%)
    American Media Operation,
      Senior Subordinate Notes
      10.250% 05/01/09                           250             250,625
    Gray Communications Systems
      Guaranteed Senior Subordinate
      Notes
      10.625% 10/01/06                           200             201,250
    Hollinger International Publishing
      Inc., Senior Subordinate Notes
      9.250% 03/15/07                            250             252,500
    Liberty Group Publishing, Inc.,
      Senior Discount Debentures
      11.625% 02/01/09+                          300             166,500
    Mail-Well, Inc.,
      Senior Subordinate Notes
      8.750% 12/15/08                            400             348,000
    MDC Communications Corp.,
      Senior Subordinate Notes
      10.500% 12/01/06                           400             386,000
    Mentus Media Corp.,
      Senior Secured Notes,
      Series B
      12.000% 02/01/03                           664             265,424

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
PUBLISHING & INFORMATION SERVICES (cont'd)
    Nebraska Book Co.,
      Senior Subordinate Notes
      8.750% 02/15/08                         $  250        $    196,250
    Phoenix Color Corp.,
      Senior Subordinate Notes
      10.375% 02/01/09                           250             211,250
    Premier Graphics Company
      Guaranteed Unsecured Senior
      Guaranteed
      11.500% 12/01/05++                         500              50,000
    Sun Media Corp.,
      Yankee Senior Subordinate
      Notes
      9.500% 02/15/07                            194             194,485
      9.500% 05/15/07                             65              65,163
    Tri-State Outdoor Media Group,
      Inc., Senior Notes
      11.000% 05/15/08                           500             437,500
    World Color Press, Inc.,
      Senior Subordinate Notes
      8.375% 11/15/08                            250             243,438
    Ziff Davis Media, Inc.,
      Rule 144A
      12.000% 07/15/10                           400             416,500
                                                            ------------
                                                               3,684,885
                                                            ------------
REAL ESTATE (0.8%)
    HMH Properties, Inc.,
      Senior Notes
      8.450% 12/01/08                            310             301,863
    Host Marriot Hotel Properties
      Senior Notes
      7.875% 08/01/05                            400             383,000
    Intrawest Corp.
      Yankee Senior Notes
      9.750% 08/15/08                            250             251,875
                                                            ------------
                                                                 936,738
                                                            ------------
RESTAURANTS, HOTELS & CASINOS (7.9%)
    AFC Enterprises
      Senior Subordinate Notes
      10.250% 05/15/07                           400             402,000

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
RESTAURANTS, HOTELS & CASINOS (cont'd)
    American Restaurant Group, Inc.,
      Senior Notes
      11.500% 02/15/03                        $  300        $    266,250
    AmeriKing, Inc.,
      Guaranteed Senior Notes
      10.750% 12/01/06                           400             278,000
    Ameristar Casinos, Inc.,
      Guaranteed Senior Subordinate
      Notes, Series B
      10.500% 08/01/04                           600             611,250
    Argosy Gaming Co.,
      Company Guaranteed
      10.750% 06/01/09                           500             529,375
    CapStar Hotel Co.,
      Senior Subordinate Notes
      8.750% 08/15/07                            250             235,313
    Circus Circus Enterprise
      Senior Subordinate Notes
      9.250% 12/01/05                            520             516,100
    Coast Hotels & Casino, Inc.,
      Senior Subordinate Notes
      9.500% 04/01/09                            250             246,250
    Hard Rock Hotel, Inc.,
      Senior Subordinate Notes
      9.250% 04/01/05                            500             467,500
    Harrahs Operating Co. Inc.,
      Company Guaranteed
      7.875% 12/15/05                            250             243,750
    Harvey Casino Resorts
      Senior Subordinate Notes
      10.625% 06/01/06                           450             465,750
    Horseshoe Gaming Holdings
      Senior Subordinated Notes
      8.625% 05/15/09                             20              19,550
    Horseshoe Gaming L.L.C
      Guaranteed Senior Subordinate
      Notes, Series B
      9.375% 06/15/07                            500             502,500
    Isle of Capri Casinos,
      Senior Subordinate Notes
      8.750% 04/15/09                            250             235,625

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
RESTAURANTS, HOTELS & CASINOS (cont'd)
    Jazz Casino Co., L.L.C
      Senior Subordinate Notes
      5.987% 11/15/00                         $  527        $     94,892
    Louisiana Casino Cruises, Inc.,
      Secured
      11.000% 12/01/05                           500             537,500
    Majestic Star Casino Company
      Guaranteed, Series B
      10.875% 07/01/06                           400             354,000
    MGM Grand, Inc., Company
      Guaranteed Notes
      9.750% 06/01/07                            500             526,250
    Mohegan Tribal Gaming
      Senior Subordinate Notes
      8.750% 01/01/09                            500             491,250
    Park Place Entertainment, Inc.,
      Senior Subordinate Notes
      7.875% 12/15/05                            250             243,125
    Peninsula Gaming L.L.C.,
      Senior Notes
      12.250% 07/01/06                           250             246,875
    Prime Hospitality Corp.,
      Secured First Mortgage Notes
      9.250% 01/15/06                            250             252,500
    Santa Fe Hotel, Inc.,
      First Mortgage Notes
      11.000% 12/15/00                           250             251,250
    Station Casinos, Inc.,
      Senior Subordinate Notes
      10.125% 03/15/06                           500             502,500
    Sun International Hotels
      Limited Yankee Guaranteed
      Senior Subordinate Notes
      9.000% 03/15/07                            400             382,000
    Waterford Gaming L.L.C./
      Waterford Gaming Finance Corp.,
      Rule 144A, Senior Notes
      9.500% 03/15/10                            239             232,726
                                                            ------------
                                                               9,134,081
                                                            ------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
RETAIL TRADE (2.4%)
    Advance Holding Corp.,
      Senior Discount Debentures,
      Series B
      12.875% 04/15/09+                       $  500        $    202,500
    County Seat Stores, Inc.,
      Units
      12.750% 11/01/04++                         500               7,500
    Finlay Enterprises, Inc.,
      Senior Secured Debentures
      9.000% 05/01/08                            250             223,750
    Jo-Ann Stores, Inc.,
      Senior Subordinate Notes
      10.375% 05/01/07                           250             206,250
    Jostens, Inc.,
      Rule 144A, Units
      12.750% 05/01/10                           500             513,125
    K Mart Corp.
      Debentures
      7.750% 10/01/12                            250             215,625
    Leslie's Poolmart,
      Senior Notes
      10.375% 07/15/04                           500             392,500
    NBTY, Inc.,
      Senior Subordinated Notes,
      Series B
      8.625% 09/15/07                            250             215,000
    Pathmark Stores,
      Senior Subordinate Notes
      9.625% 05/01/03++                          350             260,750
    Pep Boys - Manny Moe Jack
      Medium Term Note, Series A
      6.710% 11/03/04                            500             344,126
    Pueblo Xtra International, Inc.,
      Senior Notes
      9.500% 08/01/03                            400             190,000
                                                            ------------
                                                               2,771,126
                                                            ------------
TELECOMMUNICATIONS (18.7%)
    Airgate PCS Inc.,
      Senior Subordinate Notes
      13.500% 10/01/09+                          500             317,500

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
TELECOMMUNICATIONS (cont'd)
    AMSC Acquisition Company, Inc.,
      Senior Notes, Series B
      12.250% 04/01/08                        $  250        $    187,500
    Call-Net Enterprises, Inc.,
      Senior Discount Notes
      10.800% 05/15/09+                          450             159,750
      Yankee Senior Notes
      9.375% 05/15/09                            400             238,000
    Caprock Communications Corp.,
      Senior Notes
      11.500% 05/01/09                           400             250,000
    Carrier1,
      Senior Notes, Series B
      13.250% 02/15/09                           250             233,750
    Clearnet Communications, Inc.,
      Senior Discount Notes
      14.750% 12/15/05+                          500             526,250
    Completel Europe NV Unit
      14.000% 02/15/09+                        1,000             495,000
    Covad Communication Group, Inc.,
      Senior Notes
      12.500% 02/15/09                           250             197,500
    Dobson Sygnet Communications
      Senior Notes
      12.250% 12/15/08                           500             521,250
    Dolphin Telecom PLC,
      Senior Discount Notes
      14.000% 05/15/09+                          500             110,000
    DTI Holdings, Inc.,
      Senior Discount Notes
      12.500% 03/01/08+                          600             244,500
    E Spire Communications
      Senior Discount Notes
      13.000% 11/01/05+                          550             247,500
    Exodus Communications, Inc.
      10.750% 12/15/09                           450             443,813
    Focal Communications Corp.,
      Senior Discount Notes
      12.125% 02/15/08+                          550             346,500
    Global Crossing Holdings, Ltd.
      9.625% 05/15/08                            350             354,375

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
TELECOMMUNICATIONS (cont'd)
    Global Crossing Holdings, Ltd.,
      Company Guaranteed Yankee
      Notes
      9.500% 11/15/09                         $  150        $    151,125
    Globalstar L.P./Globalstar Capital
      Corp., Senior Notes
      10.750% 11/01/04                           100              28,500
    GST Equipment Funding,
      Senior Secured Exchange
      Notes
      13.250% 05/01/07                           250             160,625
    GST USA, Inc.,
      Guaranteed Senior Discount
      Exchange Notes
      13.875% 12/15/05+                          500             226,250
    GT Group Telecommunications
      13.250% 02/01/10+                          500             260,000
    Hermes Europe Railtel BV
      Senior Notes
      10.375% 01/15/09                           250             161,250
    Hyperion Telecommunications, Inc.,
      Senior Discount Notes, Series B
      13.000% 04/15/03+                          500             431,250
      Senior Notes, Series B
      12.250% 09/01/04                           250             241,250
    ICG Holdings, Inc.,
      Guaranteed Senior Discount
      Notes
      11.625% 03/15/07+                          300             130,500
    ICG Services, Inc.,
      Senior Discount Notes
      10.000% 02/15/08+                          500             170,000
    Intelcom Group (U.S.A.), Inc.,
      Guaranteed Senior Exchangeable
      Discount Notes
      12.500% 05/01/06+                          550             261,250
    Intercel, Inc.,
      Senior Discount Notes
      12.000% 02/01/06+                          500             502,500
    Ipcs, Inc.,
      Units
      14.000% 07/15/10                           500             300,000

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
TELECOMMUNICATIONS (cont'd)
    ITC Deltacom, Inc.,
      Senior Notes
      11.000% 06/01/07                        $  193        $    170,805
    KMC Telecom Holdings, Inc.,
      Senior Discount Notes
      12.500% 02/15/08+                          250              96,250
    Knology Holdings, Inc.,
      Senior Discount Notes
      11.875% 10/15/07+                          550             288,063
    Level 3 Communications, Inc.,
      Guaranteed Senior Subordinate
      Notes
      8.500% 05/15/08                            250             228,750
      Senior Notes
      9.125% 05/01/08                             45              40,556
      Senior Discount Notes
      10.500% 12/01/08+                          250             153,750
    McLeodUSA, Inc.,
      Senior Subordinate Notes
      8.125% 02/15/09                            265             241,813
    McLeodUSA, Inc.,
      Senior Discount Notes
      10.500% 03/01/07+                          350             295,750
      Senior Notes
      9.250% 07/15/07                            300             287,250
    Metricom Financial
      13.000% 02/15/10                           300             202,500
    Metromedia Fiber Network, Inc.,
      Senior Notes, Series B
      10.000% 11/15/08                           560             554,400
    Metromedia International,
      10.500% 03/30/02                         1,761             801,116
    MetroNet Communications Corp.,
      Senior Discount Notes
      10.750% 11/01/07+                          400             351,500
      Senior Notes
      12.000% 08/15/07                           400             450,000
    MJD Communications, Inc.,
      Senior Subordinate Notes
      9.500% 05/01/08                            250             216,250
    Nextel Partners, Inc.,
      Senior Discount Notes
      14.000% 02/01/09+                          325             227,500

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
TELECOMMUNICATIONS (cont'd)
    NEXTLINK Communications, Inc.,
      Senior Notes
      10.750% 11/15/08                        $  280        $    272,300
      Senior Discount Notes
      9.450% 04/15/08+                           500             308,750
      Senior Notes
      12.500% 04/15/06                           250             259,375
      9.625% 10/01/07                             10               9,275
    Orange plc
      Yankee Senior Notes
      9.000% 06/01/09                            500             522,500
    Orion Network Systems, Inc.,
      Guaranteed Senior Notes
      11.250% 01/15/07                           300             184,500
    Pac-West Telecommunications, Inc.,
      Senior Notes
      13.500% 02/01/09                           500             482,500
    Pagemart Nationwide, Inc.,
      Senior Discount Notes
      15.000% 10/01/00                           250             236,250
    PageMart Wireless, Inc.,
      Senior Subordinated Discount
      Exchange Notes
      11.250% 02/01/08+                          250             101,250
    Price Communications Wireless, Inc.,
      Company Guaranteed
      9.125% 12/15/06                            250             253,750
      Senior Subordinate
      Notes
      11.750% 07/15/07                           250             270,625
    Primus Telecommunications
      Group, Inc.,
      Senior Notes
      11.250% 01/15/09                           350             222,250
    Qwest Communications
      International, Inc.,
      Senior Notes
      7.250% 11/01/08                             10               9,675
      Senior Discount Notes
      9.470% 10/15/07+                           750             655,313
      Senior Discount Notes, Series B
      8.290% 02/01/08+                           250             205,313
      Senior Notes, Series B
      10.875% 04/01/07                           130             141,538

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
TELECOMMUNICATIONS (cont'd) RCN Corp.
      Senior Discount Notes, Series B
      9.800% 02/15/08+                        $  300        $    161,250
      Senior Notes, Series B
      10.000% 10/15/07                           400             324,000
    Rhythms Netconnections
      Senior Discount Notes
      13.500% 05/15/08+                          600             234,000
    RSL Communications plc
      Yankee Company Guaranteed
      10.500% 11/15/08                           400             106,000
    Startec Global Communications, Inc.,
      Senior Notes
      12.000% 05/15/08                           400             306,000
    Telecorp PCS, Inc.
      Rule 144A, Notes
      10.625% 07/15/10+                          500             522,500
    Telecorp PCS, Inc.,
      Notes Company Guaranteed
      Senior Subordinate
      Unsecured Notes
      11.625% 04/15/09                           200             139,000
    Teligent Inc.,
      Senior Notes
      11.500% 12/01/07                           250             157,500
    Time Warner Telecom L.L.C./
      Time Warner Telecom Inc.,
      Senior Notes
      9.750% 07/15/08                            500             485,000
    Tritel Pcs, Inc.,
      Senior Subordinate Unsecured
      Notes
      12.750% 05/15/09                           250             175,625
    Triton PCS, Inc.,
      Senior Subordinated Discount
      Notes, Company Guaranteed
      11.000% 05/01/08+                          600             459,000
    US Unwired, Inc.,
      Senior Discount Notes
      13.375% 11/01/09+                          500             283,750

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
TELECOMMUNICATIONS (cont'd)
    Viatel, Inc.,
      Senior Discount Notes
      12.500% 04/15/08+                       $  600        $    207,000
      11.500% 03/15/09                           171              98,613
    Voicestream Wireless Holding, Inc.
      Senior Discount Notes
      11.875% 11/15/09+                          110              80,850
      Senior Notes
      10.375% 11/15/09                           570             618,450
    Williams Communications Group,
      Inc., Senior Notes
      10.700% 10/01/07                           500             486,875
    Xm Satellite Radio, Inc.
      Rule 144A Note
      14.000% 03/15/10                           250             196,250
                                                            ------------
                                                              21,680,768
                                                            ------------
TEXTILES & APPAREL (1.3%)
    Advanced Glass Fiber Yarns,
      Senior Subordinate Notes
      9.875% 01/15/09                            250             223,438
    BGF Industries, Inc.,
      Senior Subordinate Notes
      10.250% 01/15/09                           250             235,000
    Flooring America, Inc.,
      Company Guaranteed
      9.250% 10/15/07                            370             216,275
    Galey & Lord, Inc.
      9.125% 03/01/08                            350             183,750
    Phillips Van-Heusen Corp.,
      Senior Subordinate Notes
      9.500% 05/01/08                            250             237,500
    William Carter Company
      Senior Subordinate Notes,
      Series A
      10.375% 12/01/06                           450             436,500
                                                            ------------
                                                               1,532,463
                                                            ------------
TRANSPORTATION (1.0%)
    AirTran Airlines, Inc.,
      Secured Notes
      10.500% 04/15/01                           250             243,750

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                                PAR
                                               (000)           VALUE
                                               -----           -----
CORPORATE BONDS (CONT'D)
TRANSPORTATION (cont'd)
    Atlantic Express Transportation Corp.
      Guaranteed Senior Secured
      Notes
      10.750% 02/01/04                        $  250        $    218,750
    Kitty Hawk, Inc.,
      Senior Notes
      9.950% 11/15/04++                          250             146,250
    Northwest Airlines, Inc.,
      Guaranteed Notes
      7.625% 03/15/05                             30              27,975
    Pegasus Shipping (Hellas) Limited,
      Guaranteed First Preferred
      Mortgage Notes, Series A
      11.875% 11/15/04++                         500             172,500
    Trans World Airlines
      Senior Notes
      11.375% 03/01/06                           500             202,500
    US Airways, Inc.,
      Guaranteed Senior Notes
      9.625% 02/01/01                            120             119,033
                                                            ------------
                                                               1,130,758
                                                            ------------
WASTE MANAGEMENT (0.2%)
    Allied Waste North America,
      Series B
      7.875% 01/01/09                            265             240,156
                                                            ------------
TOTAL CORPORATE BONDS (Cost $122,540,483)                   $103,673,892
                                                            ------------
ASSET BACKED SECURITIES (0.4%)
    Airplanes Pass Through Trust
      Series 1, Class D
      10.875% 03/15/19                           593        $    483,459
                                                            ------------
      (Cost $592,620)
                                              NUMBER
                                                OF
                                              SHARES
                                              ------
RIGHTS & WARRANTS (1.6%)
BROADCASTING (0.0%)
    Australis Holdings Pty. Limited,
      Strike $0.20 expires
      October 2001                               294        $          3
                                                            ------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                              NUMBER
                                                OF
                                              SHARES           VALUE
                                              ------           -----
RIGHTS & WARRANTS (CONT'D)
CABLE (1.2%)
    DIVA Systems Corp.,+++ strike
      $0.01 expires May 2006                   2,250        $  1,237,500
    DIVA Systems Corp.,+++ strike
      $0.01 expires March 2008                 7,581             106,134
    Next Generations, strike $0.01
      expires February 2008                    1,391                  14
                                                            ------------
                                                               1,343,648
                                                            ------------
CONSTRUCTION & BUILDING MATERIALS (0.0%)
    Capital Pacific Holdings Group,
      Inc., strike $3.40, expires
      May 2002                                12,640              31,600
                                                            ------------
ELECTRONICS (0.0%)
    Aavid Thermal Tech Warrants,
      strike $0.01 expires
      February 2007                              250               2,500
    Ampex Corp.
      strike $2.25 expires
      March 2003                              17,000                 170
    Interact Electronic Marketing,
      Inc.,+++
      strike $0.01 expires
      December 2009                              700                   7
    Orbital Imaging Corp., strike
      $1.00 expires March 2005                   500              15,000
                                                            ------------
                                                                  17,677
                                                            ------------
ENERGY (0.1%)
    Abraxas Petroleum Corp., strike
      $5.68 expires December 2000             29,809              11,178
    Key Energy Services, Inc., strike
      $4.88 expires January 2009                 750              48,750
    Metretek Technologies, Inc.,
      strike $4.00 expires
      September 2003                          15,000               1,875
    Metricom, Inc., strike
      $87.00 expires February 2010               300               9,000
                                                            ------------
                                                                  70,803
                                                            ------------
FOOD & BEVERAGE (0.0%)
    Mrs. Fields Holding Co.
      Warrants                                   200               2,100
                                                            ------------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                              NUMBER
                                                OF
                                              SHARES           VALUE
                                              ------           -----
RIGHTS & WARRANTS (CONT'D)
INDUSTRIAL GOODS & MATERIALS (0.1%)
    Equinix, Inc., strike $0.01 expires
      December 2007                              450        $     74,250
    Golden Ocean Group, Limited,
      strike $46.20 expires
      August 2001                                438                   0
                                                            ------------
                                                                  74,250
                                                            ------------
PUBLISHING & INFORMATION SERVICES (0.0%)
    InterAct Systems, Inc., strike
      $0.01 expires August 2003                  700                   7
    Source Media, Inc., strike
      $0.01 expires November 2007              5,587              19,556
                                                            ------------
                                                                  19,563
                                                            ------------
TELECOMMUNICATIONS (0.2%)
    Airgate Pcs, Inc., strike
      $0.01 expires October 2009                 500              70,000
    Carrier1 International, strike
      $2.00 expires February 2009                500             150,000
    DTI Holdings, Inc.
      strike $0.01 expires
      March 2008                               3,000                  30
    KMC Telecom Holdings, Inc.,
      strike $0.22 expires
      April 2008                                 500               1,250
    McCaw International Limited,
      strike $36.45 expires
      April 2007                                 500               1,250
    Metromedics International, Inc.
      strike $10.86 expire
      March 2003                                 642                 763
    Metromedics International, Inc.
      strike $1.00 expires
      June 2004                                1,010                 101
    Metromedics International, Inc.
      strike $10.86 expires
      March 2003                                 146                 173
    Motient Corp. Warrant
      strike $12.28 expires
      April 2008                                 500              15,000

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                              NUMBER
                                                OF
                                              SHARES           VALUE
                                              ------           -----
RIGHTS & WARRANTS (CONT'D)
TELECOMMUNICATIONS (cont'd)
    Startec Global Communications,
      strike $24.20 expires
      May 2008                                   400        $      1,400
    Xm Satellite Radio,
      strike $49.50 expires
      March 2010                                 250              32,500
                                                            ------------
                                                                 272,467
                                                            ------------
TOTAL RIGHTS & WARRANTS (Cost $479,101)                     $  1,832,111
                                                            ------------
COMMON STOCKS (3.3%)
CABLE (0.1%)
    Classic Communications, Inc.
      Rule 144A                                3,000            $ 50,010
                                                            ------------
COMPUTERS, SOFTWARE & SERVICES (0.7%)
    Globix Corp.                               8,448             226,512
    Verio, Inc.                                9,858             590,864
                                                            ------------
                                                                 817,376
                                                            ------------
CONSUMER PRODUCTS (0.0%)
    Coinstar, Inc.                             3,671              42,217
                                                            ------------
ENERGY (1.0%)
    Grant Prideco, Inc.                       15,162             356,307
    Metretek Technologies, Inc.               30,000             125,625
    Weatherford International, Inc.           15,162             711,666
                                                            ------------
                                                               1,193,598
                                                            ------------
PACKAGING & CONTAINERS (0.0%)
    Crown Packaging Enterprises,
      Ltd                                    100,847               1,008
                                                            ------------
TELECOMMUNICATIONS (1.5%)
    Advanced Radio Telecom Corp.              10,117             103,699
    AT&T Canada, Inc.                          1,370              45,493
    Completel Europe NV                       50,000             425,000
    E Spire Communications, Inc.              21,253              86,340
    Globalstar Telecommunications,
      Limited                                  1,651              16,310
    Intermedia Communications,
      Inc                                      3,510              72,837
    Loral Space and Communications
      Limited                                    181               1,391

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                              NUMBER
                                                OF
                                              SHARES           VALUE
                                              ------           -----
COMMON STOCKS (CONT'D)
TELECOMMUNICATIONS (cont'd)
    Microcell Telecommunications,
      Inc                                      3,436        $    127,562
    Price Communications Corp.                40,268             825,494
                                                            ------------
                                                               1,704,126
                                                            ------------
TOTAL COMMON STOCKS (Cost $1,435,414)                       $  3,808,335
                                                            ------------
PREFERRED STOCKS (3.1%)
AEROSPACE/DEFENSE (0.8%)
    GPA Group plc Convertible
      Cumulative Second Preference
      Shares 7.00%                         1,750,000        $    875,000
                                                            ------------
CABLE (0.2%)
    Adelphia Business Solutions,
      Inc., 12.875% Preferred,
      Series B                                     8               6,082
    Diva Systems Corp. Series C               11,890             166,460
                                                            ------------
                                                                 172,542
                                                            ------------
CELLULAR/WIRELESS COMMUNICATIONS (0.2%)
    Rural Cellular Corp.,
      Rule 144A, PIK 11.375%                   3,187             280,467
                                                            ------------
ENGINES (0.1%)
    Interact Electronic Marketing,
      Inc., 14.00%                               700             140,000
                                                            ------------
INDUSTRIAL (0.3%)
    International Utility Structures,
      Inc., Rule 144A 13.00%                     124              85,952
    International Utility Structures,
      Inc., Rule 144A Units 13.00%               350             269,500
                                                            ------------
                                                                 355,452
                                                            ------------
MISCELLANEOUS (0.1%)
    Peninsula Gaming LLC                       1,760              10,563
    Metretek Technologies, Inc.
                                  8.00%          150             172,500
                                                            ------------
                                                                 183,063
                                                            ------------
PUBLISHING & INFORMATION SERVICES (0.1%)
    Source Media, Inc.,
      PIK 13.50%                              14,409              72,048
                                                            ------------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

                                              NUMBER
                                                OF
                                              SHARES           VALUE
                                              ------           -----
PREFERRED STOCKS (CONT'D)
RESTAURANTS, HOTELS & GAMING (0.0%)
    AmeriKing, Inc., 13.00%
      Cumulative Exchangeable                  7,813        $     48,833
                                                            ------------
TELECOMMUNICATIONS (1.3%)
    E Spire Communications, Inc.,
      Junior PIK 12.75%                        1,360             302,636
    Intermedia Communications, Inc.,
      Rule 144A, 7.00% Junior
      Convertible, Series E                   20,000             400,000
    Nextel Communications, Inc.,
      13.00% Exchangeable,
      Series D PIK                               360             385,550
    NEXTLINK Communications,
      Inc., 14% Senior Exchangeable
      PIK                                      9,710             432,124
                                                            ------------
                                                               1,520,310
                                                            ------------
TOTAL PREFERRED STOCKS (Cost $4,294,586)                      $3,647,715
                                                            ------------
TOTAL INVESTMENTS (97.9%) (Cost $129,342,204*)               113,445,512

OTHER ASSETS IN EXCESS OF LIABILITIES (2.1%)                   2,414,015
                                                            ------------
TOTAL NET ASSETS (100.0%)                                   $115,859,527
                                                            ============


* Cost for Federal income tax purposes at August 31, 2000 is $129,346,892. The gross appreciation (depreciation) on a tax basis is as follows:


         Gross Appreciation                                 $  7,370,014
         Gross Depreciation                                  (23,271,394)
                                                            -----------
         Net Depreciation                                   $(15,901,380)
                                                            ============

+ Step Bond-- The interest rate as of August 31, 2000 is 0% and will reset to interest rate shown at a future date.
++   Security in default.
+++  Illiquid Security.

                            INVESTMENT ABBREVIATIONS

                            PIK    Payment-In-Kind

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2000
--------------------------------------------------------------------------------
                                                PAR
                                               (000)            VALUE
                                              ------           --------
MUNICIPAL BONDS (95.0%)
CALIFORNIA (17.8%)
    California State GO
      6.300% 09/11/11                           $670         $  778,051
      5.125% 10/01/17                            825            827,706
    Los Angeles CA, Department of
      Water & Power Water RB
      4.500% 05/15/23                            705            613,364
    San Diego CA Convention Center
      Expansion Financing Authority,
      Series A
      4.750% 04/01/28                            535            481,168
                                                             ----------
                                                              2,700,289
                                                             ----------
COLORADO (4.2%)
    Colorado Springs CO, Utility RB
      5.875% 11/15/17                            595            632,253
                                                             ----------
FLORIDA (4.1%)
    Tallahassee FL, Electric RB,
      First Lien
      6.100% 10/01/06                            600            625,578
                                                             ----------
ILLINOIS (5.7%)
    Chicago Illinois GO, Series 1993
      5.250% 01/01/18                            200            195,318
    Illinois State Sales Tax RB,
      Series Q
      5.750% 06/15/14                            650            664,059
                                                             ----------
                                                                859,377
                                                             ----------
LOUISIANA (4.6%)
    New Orleans LA, Home
      Mortgage Authority Special
      Obligations Bond
      6.250% 01/15/11                            635            699,599
                                                             ----------
MARYLAND (6.5%)
    Maryland State Transportation
      Authority Project RB
      6.800% 07/01/16                            850            979,480
                                                             ----------
MASSACHUSETTS (0.8%)
    Massachusetts State GO
      Construction Loan, Series A
      5.300% 11/01/05                            100            103,870

    See Accompanying Notes to Financial Statements.

WARBURG PINCUS MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2000
--------------------------------------------------------------------------------
                                                 PAR
                                                (000)         VALUE
                                               -------      -----------
MUNICIPAL BONDS (CONT'D)
MASSACHUSETTS (cont'd)
    Massachusetts State Water
      Resources Authority, General
      RB, Series 92A
      6.500% 07/15/19                           $ 20         $   22,581
                                                             ----------
                                                                126,451
                                                             ----------
NEW YORK (35.2%)
    Metropolitan Transit Authority
      Commuter Facilities RB,
      Series A
      5.000% 07/01/23                            600            555,348
    New York State Dormitory
      Authority RB (Judicial
      Facilities Lease)
      7.375% 07/01/16                             40             47,126
    New York State Dormitory
      Authority RB (Park Ridge
      Housing Inc. Project)
      7.850% 02/01/29                            530            533,641
    New York State Local Government
      Assistance Corp. RB, Series B
      4.875% 04/01/20                            580            533,600
    New York State Power Authority
      General Purpose RB, Series R
      7.000% 01/01/10                            360            423,659
    New York, NY Municipal Water
      Finance Authority Water &
      Sewer System RB, Series B
      5.125% 06/15/30                            295            273,580
    New York, NY Municipal Water
      Finance Authority Water &
      Sewer System RB, Series D
      4.875% 06/15/21                            400            362,368
    New York, NY Prerefunded GO,
      Series D
      8.000% 08/01/01                            625            654,700
    New York, NY Prerefunded GO,
      Series H
      7.200% 02/01/02                            550            579,150
    Suffolk County NY Water
      Authority, Waterworks RB,
      Series V
      6.750% 06/01/12                            580            666,449

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------
                                                  PAR
                                                 (000)         VALUE
                                                -------       --------
MUNICIPAL BONDS (CONT'D)
NEW YORK (cont'd)
    Triborough Bridge and Tunnel
      Authority, NY General
      Purpose RB, Series A
      5.200% 01/01/20                           $730         $  702,399
                                                             ----------
                                                              5,332,020
                                                             ----------
PUERTO RICO (5.1%)
    Commonwealth of Puerto Rico
      GO
      5.400% 07/01/07                            730            767,726
                                                             ----------
SOUTH DAKOTA (0.1%)
    Heartland Consumers Power
      District, SD Electric RB
      6.375% 01/01/16                             20             22,038
                                                             ----------
TEXAS (0.7%)
    Houston, TX Sewer Systems RB
      6.375% 10/01/08                            100            108,001
                                                             ----------
VIRGINIA (4.9%)
    Fairfax County, VA
      Redevelopment & Housing
      Authority (Island Walk Proj.),
      Mortgage RB
      7.100% 04/01/19                            630            746,317
                                                            -----------
WASHINGTON (5.2%)
    Seattle, WA Municipal Light &
      Power RB
      5.125% 07/01/22                            100             94,051
    Seattle, WA Water System RB
      5.250% 12/01/23                            735            700,808
                                                            -----------
                                                                794,859
                                                            -----------
    Total Municipal Bonds
      (Cost $13,767,278)                                    $14,393,988
                                                            -----------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------
                                                 PAR
                                                (000)           VALUE
                                                ------         --------
SHORT TERM INVESTMENT (3.6%)
    BBH Grand Cayman U.S. Dollar
      Time Deposit
      5.710% 09/01/00                            $547       $   547,000
      (Cost $547,000)                                       -----------

TOTAL INVESTMENTS (98.6%) (Cost $14,314,278*)                14,940,988

OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%)                    211,116
                                                            -----------
TOTAL NET ASSETS (100.0%)                                   $15,152,104
                                                            ===========
    * Also cost for Federal income tax purposes at August 31, 2000. The gross appreciation (depreciation) on a tax basis is as follows:
          Gross Appreciation                                 $ 835,131
          Gross Depreciation                                  (208,421)
                                                             ---------
          Net Appreciation                                   $ 626,710
                                                             =========
                            INVESTMENT ABBREVIATIONS
                                  GO = GeneralObligation
                                  RB = Revenue Bond

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2000
--------------------------------------------------------------------------------

                                                               HIGH YIELD        MUNICIPAL
                                                                  FUND           BOND FUND
                                                             ------------        -----------
ASSETS
  Investments, at value (cost -
    $129,342,204 and $14,314,278, respectively)              $113,445,512        $14,940,988
  Cash                                                                 --             16,176
  Receivable for Fund shares sold                                 110,203                 --
  Dividends and interest receivable                             2,470,695            206,200
  Prepaid expenses and other assets                                45,292             30,333
                                                             ------------        -----------
    Total Assets                                              116,071,702         15,193,697
                                                             ------------        -----------
LIABILITIES
  Payable for Fund shares repurchased                              71,126                 --
  Due to custodian                                                 43,689                 --
  Advisory fee payable                                             14,071              8,856
  Distribution fee payable (Common shares)                          4,440                 67
  Accrued expenses payable                                         78,849             32,670
                                                             ------------        -----------
    Total Liabilities                                             212,175             41,593
                                                             ------------        -----------
NET ASSETS
  Capital stock, $0.001 par value                                   8,205              1,011
  Paid-in capital                                             147,128,509         14,623,363
  Undistributed net investment income                           2,032,917             43,075
  Accumulated net realized loss from
    investments                                               (17,413,412)          (221,046)
  Net unrealized appreciation/(depreciation) on
    investments                                               (15,896,692)           705,701
                                                             ------------        -----------
    Net Assets                                               $115,859,527        $15,152,104
                                                             ============        ===========
INSTITUTIONAL SHARES
  Net assets                                                 $ 94,333,043        $14,627,797
                                                             ------------        -----------
  Shares outstanding                                            6,686,454          1,010,860
                                                             ------------        -----------
  Net asset value, offering price and redemption price
    per share                                                $      14.11        $     14.47
                                                             ============        ===========
COMMON SHARES
  Net assets                                                 $ 21,526,484        $  524,307
                                                             ------------        -----------
  Shares outstanding                                            1,518,381            36,227
                                                             ------------        -----------
  Net asset value, offering price and redemption price
    per share                                                $      14.18        $    14.47
                                                             ============        ===========

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2000
--------------------------------------------------------------------------------
                                                         HIGH YIELD   MUNICIPAL
                                                            FUND      BOND FUND
                                                         -----------  ---------
INVESTMENT INCOME:
  Dividends                                              $   288,592  $   5,663
  Interest                                                12,175,713    975,781
                                                         -----------  ---------
    Total Investment Income                               12,464,305    981,444
                                                         -----------  ---------
EXPENSES:
  Investment advisory fees                                   848,380    118,517
  Administration fees                                        158,120     35,341
  Registration fees                                          110,887     30,799
  Printing fees                                               84,742     24,648
  Distribution fees                                           60,149        622
  Transfer agent fees                                         49,012     22,697
  Custodian fees                                              37,412     21,216
  Audit fees                                                  25,922     14,658
  Legal fees                                                  23,158      9,805
  Interest expense                                            13,822        729
  Directors fees                                              10,040     10,094
  Insurance expense                                            1,034        690
  Miscellaneous fees                                          46,029     12,317
                                                         -----------  ---------
                                                           1,468,707    302,133
  Less fees waived, expenses reimbursed and
    transfer agent offsets                                  (552,318)  (131,794)
                                                         -----------  ---------
    Total Expenses                                           916,389    170,339
                                                         -----------  ---------
  Net Investment Income                                   11,547,916    811,105
                                                         -----------  ---------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain/(loss) from security transactions        171,989   (187,501)
  Net change in unrealized appreciation/(depreciation)
    from investments                                      (9,343,588)   357,493
                                                         -----------  ---------
  Net gain/(loss) on investments                          (9,171,599)   169,992
                                                         -----------  ---------
  Net increase in net assets resulting
    from operations                                      $ 2,376,317  $ 981,097
                                                         ===========  =========
                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              HIGH YIELD FUND               MUNICIPAL BOND FUND
                                      --------------------------------  --------------------------------
                                       FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                           ENDED            ENDED            ENDED            ENDED
                                      AUGUST 31, 2000  AUGUST 31, 1999  AUGUST 31, 2000  AUGUST 31, 1999
                                      ---------------  ---------------  ---------------  ---------------
FROM OPERATIONS:
  Net investment income                $ 11,547,916      $ 11,684,546     $   811,105      $ 1,030,410
  Net gain/(loss) on investments and
    foreign currency transactions        (9,171,599)       (9,152,286)        169,992         (944,193)
                                       ------------      ------------     -----------      -----------
  Net increase/(decrease) in
    net assets resulting from
    operations                            2,376,317         2,532,260         981,097           86,217
                                       ------------      ------------     -----------      -----------
FROM DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
  Net investment income:
    Institutional shares                 (9,960,821)       (8,940,115)       (840,967)      (1,031,337)
    Common shares                        (2,320,739)       (1,873,396)        (12,785)          (4,114)
  Net realized capital gains:
    Institutional shares                         --                --         (27,430)        (320,024)
    Common shares                                --                --            (376)             (14)
                                       ------------      ------------     -----------      -----------
  Net decrease in net assets from
    dividends and distributions         (12,281,560)      (10,813,511)       (881,558)      (1,355,489)
                                       ------------      ------------     -----------      -----------
NET CAPITAL SHARE TRANSACTIONS           (3,388,139)       42,820,448      (7,581,635)       1,674,840
                                       ------------      ------------     -----------      -----------
  Total increase/(decrease)
    in net assets                       (13,293,382)       34,539,197      (7,482,096)         405,568
NET ASSETS:
  Beginning of year                     129,152,909        94,613,712      22,634,200       22,228,632
                                       ------------      ------------     -----------      -----------
  End of year                          $115,859,527      $129,152,909     $15,152,104      $22,634,200
                                       ============      ============     ===========      ===========
  Undistributed net investment
    income                             $  2,032,917      $  2,804,423     $    43,075      $   113,529
                                       ============      ============     ===========      ===========

                See Accompanying Notes to Financial Statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

WARBURG PINCUS HIGH YIELD FUND
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout each Period)
--------------------------------------------------------------------------------

                                                            INSTITUTIONAL                                    COMMON
                                           ----------------------------------------------  -----------------------------------------
                                                                                                                      FOR THE PERIOD
                                                                                                                       NOVEMBER 1,
                                                                                               FOR THE YEAR            1996* TO
                                                  FOR THE YEAR ENDED AUGUST 31,                ENDED AUGUST 31,        AUGUST 31,
                                           ----------------------------------------------  --------------------------  -----------
                                            2000       1999     1998      1997     1996     2000       1999     1998    1997
                                           -------    -------  -------   -------  -------  -------    -------  ------  ------
PER SHARE DATA:
  Net asset value, beginning of period     $ 15.32    $ 16.60  $ 17.08   $ 16.09  $ 15.72  $ 15.38    $ 16.62  $17.08  $16.21
                                           -------    -------  -------   -------  -------  -------    -------  ------  ------
INVESTMENT ACTIVITIES:
  Net investment income                      1.41+       1.42     1.43      1.37     1.47    1.38+      1.39+    1.36    0.93
  Net gain/(loss) on investments
    (both realized and unrealized)           (1.13)     (1.33)   (0.49)     0.96     0.40    (1.14)     (1.34)  (0.45)   0.87
                                           -------    -------  -------   -------  -------  -------    -------  ------  ------
    Total from investment operations          0.28       0.09     0.94      2.33     1.87     0.24       0.05    0.91    1.80
                                           -------    -------  -------   -------  -------  -------    -------  ------  ------
DIVIDENDS FROM NET INVESTMENT INCOME         (1.49)     (1.37)   (1.42)    (1.34)   (1.50)   (1.44)     (1.29)  (1.37)  (0.93)
                                           -------    -------  -------   -------  -------  -------    -------  ------  ------
NET ASSET VALUE, END OF PERIOD             $ 14.11    $ 15.32  $ 16.60   $ 17.08  $ 16.09  $ 14.18    $ 15.38  $16.62  $17.08
                                           =======    =======  =======   =======  =======  =======    =======  ======  ======
  Total return                               1.84%      0.67%    5.48%    15.17%   12.42%    1.58%      0.39%   5.27%  11.49%3
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s omitted) $94,333    $95,129  $94,044   $92,630  $75,849  $21,526    $34,024  $  570  $   86
  Ratio of expenses to average net assets    0.70%1,2   0.69%1   0.70%1    0.70%1   0.88%1   0.96%1,2   0.95%1  0.95%1  0.96%1,4
  Ratio of net investment income to
    average net assets                       9.59%      9.10%    8.12%     8.44%    8.92%    9.29%      8.86%   7.96%   8.13%4
  Fund turnover rate                           31%        40%      60%       84%     143%      31%        40%     60%     84%3

---------------------
1 Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been 1.15%, 1.04%, 1.14%, 1.13%, and 1.11% for the years ended August 31, 2000, 1999, 1998, 1997, and 1996, respectively. Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 1.45%, 1.34% and 1.39% for the years ended August 31, 2000, 1999 and 1998, respectively, and 1.47% annualized for the period ended August 31, 1997.

2 Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.

3 Not annualized.

4 Annualized.

* Inception Date.

+ Per share information is calculated using the average share outstanding method.

                 See Accompanying Notes to Financial Statements.

                                      50-51

WARBURG PINCUS MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                            INSTITUTIONAL                               COMMON
                                           -----------------------------------------------  -------------------------------
                                                                                            FOR THE YEAR   FOR THE PERIOD
                                               FOR THE YEAR ENDED AUGUST 31,                   ENDED      OCTOBER 30, 1998*
                                           -----------------------------------------------   AUGUST 31,     TO AUGUST 31,
                                            2000      1999      1998      1997      1996        2000            1999
                                           -------   -------   -------   -------   -------  ------------  -----------------
PER SHARE DATA:
  Net asset value, beginning of period     $ 14.30   $ 15.12   $ 14.84   $ 14.65   $ 15.46     $14.29          $15.14
                                           -------   -------   -------   -------   -------     ------          ------
INVESTMENT ACTIVITIES:
  Net investment income                       0.69      0.67      0.70      0.72      0.73       0.63            0.54
  Net gain/(loss) on investments
    (both realized and unrealized)            0.21     (0.60)     0.40      0.65     (0.37)      0.25           (0.66)
                                           -------   -------   -------   -------   -------     ------          ------
    Total from investment operations          0.90      0.07      1.10      1.37      0.36       0.88           (0.12)
                                           -------   -------   -------   -------   -------     ------          ------
LESS DIVIDENDS AND DISTRIBUTIONS:
    Dividends from net investment income     (0.71)    (0.68)    (0.71)    (0.72)    (0.74)     (0.68)          (0.52)
    Distributions from  net realized
      capital gains                          (0.02)    (0.21)    (0.11)    (0.46)    (0.43)     (0.02)          (0.21)
                                           -------   -------   -------   -------   -------     ------          ------
    Total dividends and distributions        (0.73)    (0.89)    (0.82)    (1.18)    (1.17)     (0.70)          (0.73)
                                           -------   -------   -------   -------   -------     ------          ------
NET ASSET VALUE, END OF PERIOD             $ 14.47   $ 14.30   $ 15.12   $ 14.84   $ 14.65     $14.47          $14.29
                                           =======   =======   =======   =======   =======     ======          ======
  Total return                               6.62%     0.36%     7.62%     9.74%     2.27%      6.42%          (0.85)%3
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s omitted) $14,628   $22,423   $22,229   $19,810   $19,581     $  524          $  211
  Ratio of expenses to average net assets    1.00%1,2 0.99%1     1.00%1    1.00%1    1.00%1      1.27%1,2       1.26%1,4
  Ratio of net investment income to
    average net assets                       4.79%     4.49%     4.72%     4.88%     4.62%      4.55%           4.44%4
  Fund turnover rate                            5%       26%       57%       43%       34%         5%             26%3


-------------------
1 Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional Class would have been 1.78%, 1.43%, 1.39%, 1.37%, and 1.42% for the years ended August 31, 2000, 1999, 1998, 1997, and 1996, respectively. Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 2.09% for the year ended August 31, 2000 and 1.71% annualized for the period ended August 31, 1999.

2 Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.

3 Not annualized.

4 Annualized.

* Inception Date.

                                      52-53

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2000
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Warburg Pincus Funds covered in this report are comprised of Warburg, Pincus High Yield Fund, Inc. ("High Yield") and Warburg, Pincus Municipal Bond Fund, Inc. ("Municipal") (each, a "Fund" and collectively, the "Funds"), which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as non-diversified, open-end management investment companies. Each Fund is authorized to offer three classes of shares: Common, Advisor and Institutional, although only Common shares and Institutional shares of each Fund are currently offered. Common shares for each Fund bear expenses paid pursuant to a shareholder servicing and distribution agreement at an annual rate not to exceed .25% of the average daily net asset value of the Fund's outstanding Common shares. In addition, the Common shares bear co-administration fees.

              A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on The New York Stock Exchange Inc. Each Fund's securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, the securities are valued at the mean between the last reported bid and asked prices. All other securities and assets are valued as determined in good faith by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class specific expenses and vary by class. Expenses not directly attributable to a specific Fund or class are allocated based on relative net assets of each Fund and class, respectively.

              C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund calculates its dividends from net investment income. Net investment income includes interest accrued and dividends earned on the Fund's portfolio securities for the applicable period less applicable expense. High Yield will distribute substantially all of its net realized capital gains, if any, to its shareholders at least annually and will distribute net investment income at least quarterly. Municipal will distribute substantially all of its net realized capital gains, if any, at least annually and all net investment income monthly.

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-- (CONT'D)

              The character of distributions made during the year for net investment income or net realized gains may differ from their ultimate characterization for Federal income tax purposes due to generally accepted accounting principles ("GAAP") and tax differences in the character of income and expense recognition. These differences are primarily due to differing treatments for net operating losses. To the extent these differences are permanent in nature, such amounts are reclassified within capital accounts based on U.S. tax-basis treatment. Temporary differences do not require reclassification.

              At August 31, 2000, High Yield and Municipal reclassified $37,862 and $27,807 from undistributed net investment income to accumulated net realized loss, respectively. Municipal reclassified $32,098 from accumulated net realized loss to capital contributions.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

              F) REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditional upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by each Fund's custodian or an authorized securities depository. At August 31, 2000, none of the Funds had any open repurchase agreements.

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-- (CONT'D)

              G) FUTURES TRANSACTIONS -- A Fund invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates or securities prices, or for other purposes. High Yield may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, High Yield is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variations margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, High Yield records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contracts. Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. At August 31, 2000, High Yield did not have any open futures contracts.

              H) SECURITIES  LENDING -- Loans of the  securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the Boston Global Investment Trust. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. None of the Funds had any securities on loan to brokers at August 31, 2000.

              I) OTHER -- Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-- (CONT'D) adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

              In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) the Fund's net asset value.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   Pursuant to Investment Advisory Agreements, Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment adviser for both of the Funds described herein.

   For its advisory services, CSAM is entitled to receive a fee, computed daily and payable monthly at 0.70% of average daily net assets of each Fund.

   CSAM may, at its discretion, voluntarily waive all or any portion of its advisory fee for any of the Funds. For the year ended August 31, 2000 advisory fees and waivers for each of the two investment Funds were as follows:

                                         GROSS                        NET
     FUND                            ADVISORY FEE    WAIVER     ADVISORY FEE
     ------                          ------------  ----------   ------------
     High Yield                        $848,380    $(512,979)     $335,401
     Municipal                          118,517     (102,278)       16,239

   CSAM reimbursed expenses of Municipal in the amount of $29,397 for the year ended August 31, 2000.

   State Street Bank and Trust Company ("State Street"), serves as each Fund's transfer and dividend disbursement agent. State Street has delegated most of its Fund service obligations to Boston Financial Data Services, Inc. (BFDS), a 50% owned subsidiary of State Street.

   The Funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances is used to offset a portion of their transfer agent expense.

   For  the  year  ended  August  31,  2000,  the  Funds  received   credits  or
reimbursements under this arrangement as follows:

     FUND                                                  AMOUNT
     --------------------------                        ----------------
     High Yield                                            $1,873
     Municipal                                                 19

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES-- (CONT'D)

   Counsellors Fund Services, Inc. ("CFSI"), a wholly-owned subsidiary of Credit Suisse Asset Management, LLC served as co-administrator of each Fund until November 1, 1999. On November 1, 1999 Credit Suisse Asset Management Securities, Inc. ("CSAMSI") replaced CFSI as co-administrator to each Fund. PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, Inc., also serves as each Fund's co-administrator. For administration services, each Fund pays CSAMSI a fee calculated at an annual rate .05% of the Fund's first $125 million in average daily net assets of the Common shares and .10% of average daily net assets of the Common shares over $125 million. No compensation is payable by the Funds to CSAMSI for co-administration services for the Institutional shares.

   CFSI,   at   its   discretion,   voluntarily   waived   a   portion   of  its
co-administration fees for the Funds. For the period September 1, 1999 to October 31, 1999, co-administration fees earned and waived by CFSI on the Common shares were as follows:

                               GROSS                               NET
  FUND                 CO-ADMINISTRATION FEE    WAIVER    CO-ADMINISTRATION FEE
  ------------------   ---------------------   --------   ---------------------
  High Yield                 $2,188            $(1,750)           $438
  Municipal                      18                (15)              3

   CSAMSI may, at its discretion, voluntarily waive all or any portion of its administrative fee for any of the Funds. For the period November 1, 1999 to August 31, 2000, co-administrative service fees earned and waived by CSAMSI on the Common shares were as follows:

                               GROSS                               NET
  FUND                 CO-ADMINISTRATION FEE    WAIVER    CO-ADMINISTRATION FEE
  ------------------   ---------------------   --------   ---------------------
  High Yield                 $9,842            $(7,874)         $1,968
  Municipal                     106                (84)             22

   For administration services, PFPC received a fee, for the period
September 1, 1999 to July 31, 2000, calculated at an annual rate of .125% on each Fund's average daily net assets subject to a minimum annual fee and exclusive of out-of-pocket expenses. As of August 1, 2000, PFPC receives a fee calculated on each Fund's average daily net assets, subject to a minimum annual fee and exclusive of out-of-pocket expenses, as follows:

                                      ANNUAL RATE
                              ---------------------------
                              .07% for first $150 million
                              .06% for next $150 million
                              .05% for over $300 million

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES-- (CONT'D)

   PFPC may, at its discretion, voluntarily waive all or any portion of it administration fee for any of the Funds. For the year ended August 31, 2000, the co-administration fees earned and waived by PFPC were as follows:

                                   GROSS                            NET
  FUND                  CO-ADMINISTRATION FEE   WAIVER    CO-ADMINISTRATION FEE
  ----------------      ---------------------  ---------  ---------------------
  High Yield                $146,090           $(27,842)        $118,248
  Municipal                   35,217                 --           35,217

   In addition to serving as each Fund's co-administrator, CSAMSI served as distributor of each Fund's shares until January 1, 2000. On January 1, 2000, Provident Distributors, Inc. ("PDI") replaced CSAMSI as distributor to each fund. On August 1, 2000, CSAMSI replaced PDI as distributor to each Fund.

No compensation is payable by any of the Funds to PDI or CSAMSI for distribution services, but CSAMSI receives compensation from each Fund's Common shares under the co-administration agreement for shareholder servicing and distribution. For the Shareholder Servicing and Distribution Plan on the Common shares, CSAMSI receives a fee calculated at an annual rate of .25% of the average daily net assets of the Common shares of each Fund. For the year ended August 31, 2000, shareholder services fees, earned by CSAMSI were as follows:

     FUND                                            DISTRIBUTION FEE
     ----                                            ----------------
     High Yield                                          $60,149
     Municipal                                               622

NOTE 3. PURCHASES AND SALES OF SECURITIES

   For the year ended August 31, 2000, purchases and sales of investment securities (other than short-term investments) were as follows:

                                          INVESTMENT SECURITIES
                                      ----------------------------
     FUND                               PURCHASES         SALES
     ------                           ------------     -----------
     High Yield                        $35,763,561     $40,011,396
     Municipal                             796,379       6,649,325

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

NOTE 4. CAPITAL SHARES

   Transactions in capital shares for each period were as follows:

                                                              HIGH YIELD FUND
                 -------------------------------------------------------------------------------------------------------
                                    INSTITUTIONAL                                            COMMON
                 ---------------------------------------------------   -------------------------------------------------
                    FOR THE YEAR ENDED        FOR THE YEAR ENDED          FOR THE YEAR ENDED        FOR THE YEAR ENDED
                     AUGUST 31,  2000          AUGUST 31, 1999             AUGUST 31, 2000           AUGUST 31, 1999
                 ------------------------   ------------------------   ------------------------   ----------------------
                   SHARES       VALUE         SHARES       VALUE         SHARES       VALUE        SHARES       VALUE
                 ----------  ------------   ----------  ------------   ----------  ------------   ---------  -----------
Shares sold       2,155,537  $ 32,053,915    2,505,861  $ 39,359,915    1,632,299  $ 24,548,579   2,499,612  $39,264,516
Shares issued in
  reinvestment
  of dividends      598,187     8,761,962      508,551     7,926,308      118,785     1,750,906     105,404    1,641,508
Shares
  repurchased    (2,275,997)  (33,390,183)  (2,470,735)  (38,614,790)  (2,444,588)  (37,113,318)   (427,403)  (6,757,008)
                 ----------  ------------   ----------  ------------   ----------  ------------   ---------  -----------
Net increase/
  (decrease)        477,727  $  7,425,694      543,677  $  8,671,433     (693,504) $(10,813,833)  2,177,613  $34,149,016
                 ==========  ============   ==========  ============   ==========  ============   =========  ===========

                                                       MUNICIPAL BOND FUND
                  ------------------------------------------------------------------------------------
                                   INSTITUTIONAL                                 COMMON
                  ----------------------------------------------   -----------------------------------
                                                                                       FOR THE PERIOD
                    FOR THE YEAR ENDED      FOR THE YEAR ENDED    FOR THE YEAR ENDED  OCTOBER  30, 1998*
                      AUGUST 31, 2000         AUGUST 31, 1999      AUGUST 31, 2000    THROUGH AUGUST 31, 1999
                  ----------------------   ---------------------   ----------------   ----------------
                   SHARES       VALUE       SHARES      VALUE      SHARES   VALUE     SHARES   VALUE
                  ---------  -----------   --------  -----------   ------  --------   ------  --------
Shares sold           5,754  $    80,042    179,990  $ 2,675,315   25,803  $369,861   15,816  $236,022
Shares issued in
  reinvestment of
  dividends          58,141      817,246     86,580    1,287,465      929    13,086      279     4,072
Shares
  repurchased      (621,552)  (8,787,386)  (168,278)  (2,507,954)  (5,265)  (74,484)  (1,335)  (20,081)
                  ---------  -----------   --------  -----------   ------  --------   ------  --------
Net increase/
  (decrease)      (557,657)  $(7,890,098)    98,292  $ 1,454,826   21,467  $308,463   14,760  $220,013
                  =========  ===========   ========  ===========   ======  ========   ======  ========

*Inception Date.

   On August 31, 2000, the number of shareholders that held 5% or more of the outstanding shares are as follows:
                                             NUMBER OF   APPROXIMATE PERCENTAGE
                                           SHAREHOLDERS   OF OUTSTANDING SHARES
                                          -------------  ----------------------
     High Yield Institutional shares             2                60.60%
     High Yield Common shares                    3                77.01
     Municipal Institutional shares              2                72.57
     Municipal Common shares                     3                90.49

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 2000
--------------------------------------------------------------------------------

NOTE 5. LINE OF CREDIT

   The Funds, together with other funds advised by CSAM, have established a $350 million committed and a $75 million uncommitted, unsecured, line of credit facility ("Credit Facility") with Deutche Bank, AG as administrative agent, State Street Bank and Trust Company as operations agents, Bank of Nova Scotia as syndication agent and certain other lender, for temporary or emergency purposes primarily relating to unanticipated Fund share redemption. Under the terms of the Credit Facility, the funds with access to the Credit Facility pay an aggregate commitment fee at a rate of .075% per annum on the entire amount of the Credit Facility, which is allocated among the participating funds in such manner as is determined by the governing Boards of the various funds. In addition the participating funds will pay interest on borrowing at the Federal funds rate plus .50%. During the year ending August 31, 2000, the following fund had borrowings under the line of credit agreement.

               AVERAGE DAILY    AVERAGE         MAXIMUM DAILY   LOAN OUTSTANDING
  PORTFOLIO    LOAN BALANCE   INTEREST RATE %  LOAN OUTSTANDING    AT 08/31/00
  ----------   ------------   ---------------  ---------------- ---------------
  High Yield      $12,055          6.00%          $4,400,000           $0

NOTE 6. CAPITAL LOSS CARRYOVER

   At August 31, 2000, capital loss carryovers were available to offset future realized gains as follows: $139,168 in Municipal which expires in 2008, and $17,408,723 in High Yield of which $6,869,153 expires in 2001, $4,986,021 expires  in 2003,  $3,354,749  expires  in 2005,  $341,638  expires  in 2007 and
$1,857,162 expires in 2008.

WARBURG PINCUS FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------
To the Board of Directors and Shareholders of Warburg, Pincus High Yield Fund, Inc.;
Warburg, Pincus Municipal Bond Fund, Inc.:

   In our opinion, the accompanying statements of assets and liabilities including the schedules of investments of Warburg, Pincus High Yield Fund, Inc. and Warburg, Pincus Municipal Bond Fund, Inc., (all funds collectively referred to as the "Funds") as of August 31, 2000, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects the financial position of the Funds at August 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years (or periods) in the period then ended and their financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP

Two Commerce Square
2001 Market Street
Philadelphia, Pennsylvania
October 13, 2000

WARBURG PINCUS FUNDS
TAX INFORMATION LETTERS

--------------------------------------------------------------------------------
IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF WARBURG PINCUS MUNICIPAL BOND FUND (UNAUDITED)

   In the twelve months ended August 31, 2000, (the end of the fiscal year), 87% of the dividends paid by the Fund were exempt-interest dividends for the purpose of federal income taxes and free from such taxes. In addition, none of such dividends were attributable to interest on private activity bonds which must be included in federal alternative minimum taxable income for purposes of determining liability for federal alternative minimum tax.

   In January 2001, you will be furnished with a schedule of the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Fund in 2000. It is suggested that you consult your tax advisor concerning the applicability of State and local taxes to dividends paid by the Fund during the year.


IMPORTANT TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)

   During the year ended August 31, 2000, the Warburg Pincus Municipal Bond Fund declared $0.0235 per share from realized short-term capital gains.

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

                              WARBURG PINCUS FUNDS
                      P.O. BOX 9030, BOSTON, MA 02205-9030
               800-WARBURG (800-927-2874) (BULLET) www.warburg.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.      WPHYM-2-0800